Reverse Recapitalization Transaction - Schedule of Transaction to the consolidated Statement of Cash Flows and Stockholders' Equity (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Reverse Recapitalization Transaction [Line Items]
Less: Non-cash net assets assumed from Dragoneer	$ 29
Less: transaction costs and advisory fees	(47,003)
Net Reverse Recapitalization Transaction	521,937
Less: non-cash net assets assumed from Dragoneer	(29)
Add: accrued transaction costs and advisor fees	25
Net cash contributions from Reverse Recapitalization Transaction	521,933
Dragoneer [Member]
Reverse Recapitalization Transaction [Line Items]
Cash	43,911
PIPE Financing [Member]
Reverse Recapitalization Transaction [Line Items]
Cash	475,000
Forward Purchase Agreement [Member]
Reverse Recapitalization Transaction [Line Items]
Cash	$ 50,000